Share-based payments - Stock Options Outstanding and Exercisable (Details)	Mar. 31, 2018 CAD ($) shares year	Mar. 31, 2017 shares	Dec. 02, 2016 shares	Dec. 01, 2016 shares	Mar. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (shares)	3,647,571	5,810,777	6,306,602	11,748,240	10,965,581
Number of options exercisable (shares)	1,331,724
Options Exercisable, Weighted Average Remaining Life in Years | year	6.50
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 0.02
Number of options outstanding (shares)	1,235,798
Options Outstanding, Weighted Average Remaining Life in Years | year	6.1
Number of options exercisable (shares)	824,938
Options Exercisable, Weighted Average Remaining Life in Years | year	6.1
$0.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 0.25
Number of options outstanding (shares)	119,322
Options Outstanding, Weighted Average Remaining Life in Years | year	6.4
Number of options exercisable (shares)	30,432
Options Exercisable, Weighted Average Remaining Life in Years | year	6.5
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 1.79
Number of options outstanding (shares)	933,443
Options Outstanding, Weighted Average Remaining Life in Years | year	7.0
Number of options exercisable (shares)	311,212
Options Exercisable, Weighted Average Remaining Life in Years | year	7.0
$2.37
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 2.37
Number of options outstanding (shares)	18,519
Options Outstanding, Weighted Average Remaining Life in Years | year	6.6
Number of options exercisable (shares)	18,519
Options Exercisable, Weighted Average Remaining Life in Years | year	6.6
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 4.62
Number of options outstanding (shares)	867,920
Options Outstanding, Weighted Average Remaining Life in Years | year	7.9
Number of options exercisable (shares)	146,623
Options Exercisable, Weighted Average Remaining Life in Years | year	7.8
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 8.94
Number of options outstanding (shares)	133,332
Options Outstanding, Weighted Average Remaining Life in Years | year	8.8
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 23.64
Number of options outstanding (shares)	58,542
Options Outstanding, Weighted Average Remaining Life in Years | year	9.4
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 30.73
Number of options outstanding (shares)	213,155
Options Outstanding, Weighted Average Remaining Life in Years | year	9.2
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 31.79
Number of options outstanding (shares)	55,412
Options Outstanding, Weighted Average Remaining Life in Years | year	9.6
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0
$41.50
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $	$ 41.50
Number of options outstanding (shares)	12,128
Options Outstanding, Weighted Average Remaining Life in Years | year	9.9
Number of options exercisable (shares)	0
Options Exercisable, Weighted Average Remaining Life in Years | year	0